Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities	¥ 0		¥ 0
Cost of trading securities	6,828		300,000		$ 990
Net unrealized gain on debt trading securities	89	$ 13	13,322
Interest income related to time deposits and held-to-maturity debt securities	2,442,413	354,117	1,093,654	¥ 1,175,842
Short-term investments, fair value	1,233,284		1,290,901		$ 178,809
Unrealized gains recorded in the consolidated statements of comprehensive income/(loss)				¥ 88,928
Unrealized loss	¥ 221,640	$ 32,135	¥ 67,065